Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000010135 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000010135 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000010135 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000010135 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000010135 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000010135 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000010135 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000010135 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000010135 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000010135 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000010135 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000010135 [Member] | Materials And processing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000010135 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000010135 [Member] | Consumer discretionary And services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000010135 [Member] | Telecommunication services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000010135 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000010135 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000010135 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000010135 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000010135 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000010135 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000010135 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000010135 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	96.60%
C000010135 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000195828 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000195828 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000195828 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000195828 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000195828 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000195828 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000195828 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000195828 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000195828 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000195828 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000195828 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000195828 [Member] | Materials And processing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000195828 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000195828 [Member] | Consumer discretionary And services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000195828 [Member] | Telecommunication services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000195828 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000195828 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000195828 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000195828 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000195828 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000195828 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000195828 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000195828 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	96.60%
C000195828 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000010134 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000010134 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000010134 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000010134 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000010134 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000010134 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000010134 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000010134 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000010134 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000010134 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000010134 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000010134 [Member] | Materials And processing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000010134 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000010134 [Member] | Consumer discretionary And services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000010134 [Member] | Telecommunication services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000010134 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000010134 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000010134 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000010134 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000010134 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000010134 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000010134 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000010134 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	96.60%
C000010134 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000010642 [Member] | L3Harris Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000010642 [Member] | U S Treasury Notes 4 00 07 31 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000010642 [Member] | U S Treasury Notes 4 38 05 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000010642 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000010642 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010642 [Member] | U S Treasury Bonds 4 00 11 15 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000010642 [Member] | Northern Institutional Treasury Portfolio Premier Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010642 [Member] | Walt Disney Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000010642 [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000010642 [Member] | PayPal Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000010642 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010642 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000010642 [Member] | U S Government Agency Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000010642 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000010642 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.40%
C000010642 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000010643 [Member] | L3Harris Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000010643 [Member] | U S Treasury Notes 4 00 07 31 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000010643 [Member] | U S Treasury Notes 4 38 05 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000010643 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000010643 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010643 [Member] | U S Treasury Bonds 4 00 11 15 42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000010643 [Member] | Northern Institutional Treasury Portfolio Premier Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010643 [Member] | Walt Disney Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000010643 [Member] | Valero Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000010643 [Member] | PayPal Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000010643 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000010643 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000010643 [Member] | U S Government Agency Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000010643 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000010643 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.40%
C000010643 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030111 [Member] | ASML Holding N V Sponsored NYS [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030111 [Member] | Shell PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000030111 [Member] | RELX PLC Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030111 [Member] | HSBC Holdings PLC Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030111 [Member] | Sony Group Corp Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030111 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030111 [Member] | Alibaba Group Holding Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030111 [Member] | Mitsubishi UFJ Financial Group Inc Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030111 [Member] | SAP SE Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000030111 [Member] | Unilever PLC Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000030111 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000030111 [Member] | Materials And processing [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000030111 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030111 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030111 [Member] | Consumer discretionary And services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000030111 [Member] | Telecommunication services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000030111 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000030111 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000030111 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000030111 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000030111 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000030111 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030111 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000030111 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030111 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000030111 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030111 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030111 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030111 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000030111 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000030111 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000030111 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030111 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030111 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000195831 [Member] | ASML Holding N V Sponsored NYS [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000195831 [Member] | Shell PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000195831 [Member] | RELX PLC Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000195831 [Member] | HSBC Holdings PLC Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000195831 [Member] | Sony Group Corp Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000195831 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000195831 [Member] | Alibaba Group Holding Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000195831 [Member] | Mitsubishi UFJ Financial Group Inc Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000195831 [Member] | SAP SE Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000195831 [Member] | Unilever PLC Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000195831 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000195831 [Member] | Materials And processing [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000195831 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000195831 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000195831 [Member] | Consumer discretionary And services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000195831 [Member] | Telecommunication services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000195831 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000195831 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000195831 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000195831 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000195831 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000195831 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000195831 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000195831 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000195831 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000195831 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000195831 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000195831 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000195831 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000195831 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000195831 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000195831 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000195831 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000195831 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030112 [Member] | ASML Holding N V Sponsored NYS [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030112 [Member] | Shell PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000030112 [Member] | RELX PLC Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030112 [Member] | HSBC Holdings PLC Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030112 [Member] | Sony Group Corp Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030112 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000030112 [Member] | Alibaba Group Holding Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030112 [Member] | Mitsubishi UFJ Financial Group Inc Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030112 [Member] | SAP SE Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000030112 [Member] | Unilever PLC Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000030112 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000030112 [Member] | Materials And processing [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000030112 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030112 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030112 [Member] | Consumer discretionary And services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000030112 [Member] | Telecommunication services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000030112 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000030112 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000030112 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000030112 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000030112 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000030112 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030112 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000030112 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030112 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000030112 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000030112 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030112 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030112 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000030112 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000030112 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000030112 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030112 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030112 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000061277 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000061277 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000061277 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000061277 [Member] | NatWest Group PLC Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000061277 [Member] | Gap Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000061277 [Member] | Cigna Group The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000061277 [Member] | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000061277 [Member] | Paychex Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000061277 [Member] | Lloyds Banking Group PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000061277 [Member] | McDonald s Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000061277 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000061277 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000061277 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000061277 [Member] | Consumer discretionary And services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000061277 [Member] | Telecommunication services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000061277 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000061277 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000061277 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000061277 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000061277 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000061277 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000061277 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000061277 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000061277 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000061277 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000061277 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000061277 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000061277 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000195833 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000195833 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000195833 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000195833 [Member] | NatWest Group PLC Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000195833 [Member] | Gap Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000195833 [Member] | Cigna Group The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000195833 [Member] | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000195833 [Member] | Paychex Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000195833 [Member] | Lloyds Banking Group PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000195833 [Member] | McDonald s Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000195833 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000195833 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000195833 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000195833 [Member] | Consumer discretionary And services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000195833 [Member] | Telecommunication services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000195833 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000195833 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000195833 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000195833 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000195833 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000195833 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000195833 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000195833 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000195833 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000195833 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000195833 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000195833 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000195833 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000061278 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000061278 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000061278 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000061278 [Member] | NatWest Group PLC Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000061278 [Member] | Gap Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000061278 [Member] | Cigna Group The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000061278 [Member] | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000061278 [Member] | Paychex Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000061278 [Member] | Lloyds Banking Group PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000061278 [Member] | McDonald s Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000061278 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000061278 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000061278 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000061278 [Member] | Consumer discretionary And services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000061278 [Member] | Telecommunication services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000061278 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000061278 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000061278 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000061278 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000061278 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000061278 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000061278 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000061278 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000061278 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000061278 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000061278 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000061278 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000061278 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000195834 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000195834 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000195834 [Member] | Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000195834 [Member] | NatWest Group PLC Sponsored ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000195834 [Member] | Gap Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000195834 [Member] | Cigna Group The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000195834 [Member] | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000195834 [Member] | Paychex Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000195834 [Member] | Lloyds Banking Group PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000195834 [Member] | McDonald s Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000195834 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000195834 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000195834 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000195834 [Member] | Consumer discretionary And services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000195834 [Member] | Telecommunication services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000195834 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000195834 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000195834 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000195834 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000195834 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000195834 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000195834 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000195834 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000195834 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000195834 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000195834 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000195834 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000195834 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000177432 [Member] | Guidewire Software Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000177432 [Member] | Dynatrace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000177432 [Member] | Interactive Brokers Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000177432 [Member] | BJ s Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000177432 [Member] | Fidelity National Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000177432 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000177432 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000177432 [Member] | RB Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000177432 [Member] | Sprouts Farmers Market Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000177432 [Member] | US Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000177432 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000177432 [Member] | Materials And processing [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000177432 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000177432 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000177432 [Member] | Consumer discretionary And services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000177432 [Member] | Telecommunication services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000177432 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000177432 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000177432 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000177432 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000177432 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000177432 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000177432 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	95.40%
C000177432 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000195836 [Member] | Guidewire Software Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000195836 [Member] | Dynatrace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000195836 [Member] | Interactive Brokers Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000195836 [Member] | BJ s Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000195836 [Member] | Fidelity National Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000195836 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000195836 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000195836 [Member] | RB Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000195836 [Member] | Sprouts Farmers Market Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000195836 [Member] | US Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000195836 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000195836 [Member] | Materials And processing [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000195836 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000195836 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000195836 [Member] | Consumer discretionary And services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000195836 [Member] | Telecommunication services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000195836 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000195836 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000195836 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000195836 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000195836 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000195836 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000195836 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	95.40%
C000195836 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000177433 [Member] | Guidewire Software Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000177433 [Member] | Dynatrace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000177433 [Member] | Interactive Brokers Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000177433 [Member] | BJ s Wholesale Club Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000177433 [Member] | Fidelity National Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000177433 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000177433 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000177433 [Member] | RB Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000177433 [Member] | Sprouts Farmers Market Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000177433 [Member] | US Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000177433 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000177433 [Member] | Materials And processing [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000177433 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000177433 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000177433 [Member] | Consumer discretionary And services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000177433 [Member] | Telecommunication services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000177433 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000177433 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000177433 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000177433 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000177433 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000177433 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000177433 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	95.40%
C000177433 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000195823 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	55.30%
C000195823 [Member] | Written call Options [Member]
Holdings [Line Items]
Percent of Total Investments	44.70%
C000195824 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	55.30%
C000195824 [Member] | Written call Options [Member]
Holdings [Line Items]
Percent of Total Investments	44.70%
C000232245 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000232245 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000232245 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000232245 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000232245 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000232245 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000232245 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000232245 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000232245 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000232245 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000232245 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000232245 [Member] | Materials And processing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000232245 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000232245 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000232245 [Member] | Consumer discretionary And services [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000232245 [Member] | Telecommunication services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000232245 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000232245 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000232245 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000232245 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000232245 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000232245 [Member] | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000232245 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000232247 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000232247 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000232247 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000232247 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000232247 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000232247 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000232247 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000232247 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000232247 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000232247 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000232247 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000232247 [Member] | Materials And processing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000232247 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000232247 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000232247 [Member] | Consumer discretionary And services [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000232247 [Member] | Telecommunication services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000232247 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000232247 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000232247 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000232247 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000232247 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000232247 [Member] | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000232247 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000232248 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000232248 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000232248 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000232248 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000232248 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000232248 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000232248 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000232248 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000232248 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000232248 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000232248 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000232248 [Member] | Materials And processing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000232248 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000232248 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000232248 [Member] | Consumer discretionary And services [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000232248 [Member] | Telecommunication services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000232248 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000232248 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000232248 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000232248 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000232248 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000232248 [Member] | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000232248 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000232244 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000232244 [Member] | Common Stocks Sold Short [Member]
Holdings [Line Items]
Percent of Total Investments	45.20%
C000232244 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	47.70%
C000232243 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000232243 [Member] | Common Stocks Sold Short [Member]
Holdings [Line Items]
Percent of Total Investments	45.20%
C000232243 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	47.70%
C000195826 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	55.30%
C000195826 [Member] | Written call Options [Member]
Holdings [Line Items]
Percent of Total Investments	44.70%
C000232251 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000232251 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000232251 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000232251 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000232251 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000232251 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000232251 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000232251 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000232251 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000232251 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000232251 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000232251 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000232251 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000232251 [Member] | Consumer discretionary And services [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000232251 [Member] | Telecommunication services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000232251 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000232251 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000232251 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000232251 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.30%
C000232251 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000232251 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000232249 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000232249 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000232249 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000232249 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000232249 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000232249 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000232249 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000232249 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000232249 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000232249 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000232249 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000232249 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000232249 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000232249 [Member] | Consumer discretionary And services [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000232249 [Member] | Telecommunication services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000232249 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000232249 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000232249 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000232249 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.30%
C000232249 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000232249 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000232256 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000232256 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000232256 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000232256 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000232256 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000232256 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000232256 [Member] | S And P Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000232256 [Member] | AT And T Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000232256 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000232256 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000232256 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000232256 [Member] | Materials And processing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000232256 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000232256 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000232256 [Member] | Consumer discretionary And services [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000232256 [Member] | Telecommunication services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000232256 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000232256 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000232256 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000232256 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000232256 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000232256 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	91.60%
C000232256 [Member] | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000232256 [Member] | JERSEY
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000232256 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000232255 [Member] | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000232255 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000232255 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000232255 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000232255 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000232255 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000232255 [Member] | S And P Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000232255 [Member] | AT And T Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000232255 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000232255 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000232255 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000232255 [Member] | Materials And processing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000232255 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000232255 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000232255 [Member] | Consumer discretionary And services [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000232255 [Member] | Telecommunication services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000232255 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000232255 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000232255 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000232255 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000232255 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000232255 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	91.60%
C000232255 [Member] | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000232255 [Member] | JERSEY
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000232255 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%